RETIREMENT BENEFIT OBLIGATIONS - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Market value of assets	$ 1,542	$ 1,388	$ 1,556
Retirement benefits expenses	76	65	64
Retirement benefit expense	76	65	64
Defined contributions plan expenses	66	57	51
Defined benefit plan expenses	10	8	13
Outstanding payments	0	0	0
Pension plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Market value of assets	869	795	907
Net interest cost, administration and taxes	(1)		1
Total cost (credit) for the plans	(1)		1
Pension plans | United Kingdom | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	3	2	8
Equity securities	103	127	235
Other bonds	44	41	43
Short dated credit fund	119
Liability driven investments	264	246	192
Diversified growth funds	97	138	152
Market value of assets	630	554	630
Pension plans | United Kingdom | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	239	241	277
Pension plans | United States of America
Disclosure of fair value of plan assets [line items]
Net interest cost, administration and taxes			2
Total cost (credit) for the plans			2
Pension plans | United States of America | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Equity securities	50	79	88
Government bonds – fixed interest	152	91	201
Corporate bonds	296	267	201
Market value of assets	498	437	490
Pension plans | Other
Disclosure of fair value of plan assets [line items]
Market value of assets	175	156	159
Pension plans | Other | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	4	2	4
Equity securities	47	42	43
Government bonds – fixed interest	6	3	4
Government bonds – Index Linked	4	3	3
Corporate bonds	10	13	11
Insurance contracts	41	34	36
Property	25	20	19
Other quoted securities	5	4	2
Market value of assets	142	121	122
Pension plans | Other | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	$ 33	$ 35	$ 37